Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 1,552	£ 852
Fair value	1,499	791
Maximum exposure to loss	1,552	852
Gain from continuing involvement, for the year ended	60	24
Gain from continuing involvement, cumulative to 31 December	97	41
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	2	8
Fair value	2	8
Maximum exposure to loss	2	8
Gain from continuing involvement, for the year ended	0	1
Gain from continuing involvement, cumulative to 31 December	3	3
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	1,158	432
Fair value	1,156	426
Maximum exposure to loss	1,158	432
Gain from continuing involvement, for the year ended	57	18
Gain from continuing involvement, cumulative to 31 December	75	22
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	392	412
Fair value	341	357
Maximum exposure to loss	392	412
Gain from continuing involvement, for the year ended	3	5
Gain from continuing involvement, cumulative to 31 December	£ 19	£ 16